GOVERNMENT PARTICIPATION (Tables)	12 Months Ended
Mar. 31, 2024
Government Grants [Abstract]
Disclosure of detailed Information about government participation	Government contributions were recognized as follows:

	2024	2023
Credited to non-financial assets	$20.4	$19.6
Credited to income	27.9	26.1
	$48.3	$45.7